Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000174221
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA ETF
Trading Symbol	ESGU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI USA ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. The financials sector, most notably financial services, outperformed due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology. Companies within the industrials sector helped performance due to unexpectedly strong economic data, including higher durable goods orders and manufacturing growth. Enhanced infrastructure spending and reduced supply chain issues also fueled growth within the sector.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Extended ESG Focus Index
Nov 16	$10,000	$10,000	$10,000
Dec 16	$10,228	$10,228	$10,237
Jan 17	$10,416	$10,440	$10,429
Feb 17	$10,833	$10,851	$10,851
Mar 17	$10,859	$10,866	$10,878
Apr 17	$10,989	$10,983	$11,013
May 17	$11,137	$11,133	$11,163
Jun 17	$11,201	$11,203	$11,230
Jul 17	$11,417	$11,431	$11,451
Aug 17	$11,455	$11,469	$11,490
Sep 17	$11,659	$11,703	$11,702
Oct 17	$11,982	$11,971	$12,020
Nov 17	$12,298	$12,335	$12,343
Dec 17	$12,402	$12,469	$12,451
Jan 18	$13,121	$13,184	$13,176
Feb 18	$12,641	$12,700	$12,691
Mar 18	$12,347	$12,391	$12,397
Apr 18	$12,402	$12,440	$12,454
May 18	$12,678	$12,744	$12,732
Jun 18	$12,786	$12,830	$12,842
Jul 18	$13,279	$13,291	$13,340
Aug 18	$13,721	$13,731	$13,787
Sep 18	$13,782	$13,794	$13,849
Oct 18	$12,768	$12,836	$12,826
Nov 18	$13,076	$13,086	$13,139
Dec 18	$11,889	$11,907	$11,945
Jan 19	$12,848	$12,887	$12,913
Feb 19	$13,274	$13,318	$13,345
Mar 19	$13,547	$13,564	$13,620
Apr 19	$14,107	$14,108	$14,185
May 19	$13,190	$13,216	$13,262
Jun 19	$14,133	$14,144	$14,215
Jul 19	$14,352	$14,363	$14,438
Aug 19	$14,076	$14,113	$14,162
Sep 19	$14,337	$14,364	$14,435
Oct 19	$14,685	$14,677	$14,787
Nov 19	$15,246	$15,229	$15,353
Dec 19	$15,718	$15,675	$15,830
Jan 20	$15,804	$15,706	$15,921
Feb 20	$14,516	$14,425	$14,626
Mar 20	$12,748	$12,595	$12,841
Apr 20	$14,418	$14,252	$14,524
May 20	$15,173	$14,994	$15,287
Jun 20	$15,542	$15,336	$15,661
Jul 20	$16,452	$16,246	$16,581
Aug 20	$17,707	$17,466	$17,847
Sep 20	$17,004	$16,814	$17,141
Oct 20	$16,576	$16,377	$16,713
Nov 20	$18,526	$18,272	$18,681
Dec 20	$19,253	$19,025	$19,417
Jan 21	$19,141	$18,849	$19,306
Feb 21	$19,626	$19,341	$19,798
Mar 21	$20,375	$20,068	$20,557
Apr 21	$21,427	$21,161	$21,621
May 21	$21,557	$21,262	$21,754
Jun 21	$22,145	$21,854	$22,354
Jul 21	$22,636	$22,371	$22,850
Aug 21	$23,322	$23,031	$23,547
Sep 21	$22,208	$21,944	$22,424
Oct 21	$23,783	$23,475	$24,018
Nov 21	$23,489	$23,238	$23,725
Dec 21	$24,409	$24,157	$24,656
Jan 22	$22,958	$22,789	$23,193
Feb 22	$22,227	$22,121	$22,457
Mar 22	$22,975	$22,899	$23,215
Apr 22	$20,891	$20,823	$21,111
May 22	$20,867	$20,777	$21,090
Jun 22	$19,117	$19,058	$19,323
Jul 22	$20,914	$20,835	$21,142
Aug 22	$20,067	$20,019	$20,288
Sep 22	$18,169	$18,162	$18,371
Oct 22	$19,625	$19,604	$19,846
Nov 22	$20,726	$20,671	$20,963
Dec 22	$19,474	$19,455	$19,699
Jan 23	$20,733	$20,747	$20,976
Feb 23	$20,202	$20,240	$20,441
Mar 23	$20,892	$20,959	$21,141
Apr 23	$21,139	$21,225	$21,393
May 23	$21,220	$21,363	$21,478
Jun 23	$22,589	$22,788	$22,867
Jul 23	$23,372	$23,572	$23,662
Aug 23	$22,990	$23,175	$23,279
Sep 23	$21,845	$22,088	$22,122
Oct 23	$21,330	$21,580	$21,605
Nov 23	$23,390	$23,615	$23,680
Dec 23	$24,483	$24,728	$24,789
Jan 24	$24,828	$25,113	$25,142
Feb 24	$26,115	$26,460	$26,448
Mar 24	$26,943	$27,302	$27,291
Apr 24	$25,836	$26,175	$26,172
May 24	$27,067	$27,425	$27,422
Jun 24	$28,011	$28,406	$28,382
Jul 24	$28,420	$28,762	$28,801
Aug 24	$29,086	$29,456	$29,481

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
26.51%	15.62%	14.77%
Fund Market...
26.48	15.62	14.76
MSCI USA Index...
27.10	15.85	14.96
MSCI USA Extended ESG Focus Index...
26.64	15.79	14.97

Performance Inception Date	Dec. 01, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 12,987,728,257
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 19,165,717
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,987,728,257
Number of Portfolio Holdings...
287
Net Investment Advisory Fees...
$19,165,717
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.0%
Health Care...
12.5
Financials...
12.1
Industrials...
9.9
Consumer Discretionary...
8.9
Communication Services...
7.8
Consumer Staples...
6.4
Energy...
3.8
Utilities...
2.3
Real Estate...
2.2
Materials...
2.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.6%
NVIDIA Corp...
6.1
Microsoft Corp...
6.1
Amazon.com, Inc...
3.3
Alphabet, Inc., Class C, NVS...
2.3
Meta Platforms, Inc., Class A...
2.2
Eli Lilly & Co...
1.6
Broadcom, Inc...
1.4
JPMorgan Chase & Co...
1.3
Tesla, Inc...
1.2

C000240124
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA Growth ETF
Trading Symbol	EGUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI USA Growth ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Growth ETF	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. The communications sector, namely interactive media and services and entertainment companies, benefited from rising consumer demand for digital connectivity and significant expansion in the fifth generation of wireless cellular technology, which is designed to be faster, more reliable, and more flexible than previous generations. The healthcare sector helped performance, driven by medical technology advancements, increased demand for diagnostic equipment, and robust growth in telehealth services.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Growth Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,850	$9,756	$9,847
Mar 23	$10,587	$10,102	$10,587
Apr 23	$10,716	$10,231	$10,718
May 23	$11,232	$10,297	$11,237
Jun 23	$12,013	$10,984	$12,021
Jul 23	$12,428	$11,362	$12,439
Aug 23	$12,372	$11,170	$12,384
Sep 23	$11,642	$10,646	$11,654
Oct 23	$11,415	$10,401	$11,427
Nov 23	$12,755	$11,382	$12,757
Dec 23	$13,297	$11,919	$13,299
Jan 24	$13,582	$12,104	$13,588
Feb 24	$14,527	$12,754	$14,537
Mar 24	$14,741	$13,159	$14,755
Apr 24	$14,098	$12,616	$14,112
May 24	$15,003	$13,219	$15,021
Jun 24	$16,040	$13,691	$16,063
Jul 24	$15,757	$13,863	$15,781
Aug 24	$16,042	$14,198	$16,069

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
29.66%	34.84%
Fund Market...
29.54	34.80
MSCI USA Index...
27.10	24.82
MSCI USA Growth Extended ESG Focus Index...
29.76	34.99

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 8,110,750
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 10,614
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$8,110,750
Number of Portfolio Holdings...
100
Net Investment Advisory Fees...
$10,614
Portfolio Turnover Rate...
36%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
51.4%
Communication Services...
11.5
Consumer Discretionary...
11.4
Health Care...
9.6
Industrials...
6.6
Financials...
5.0
Consumer Staples...
2.0
Energy...
1.3
Materials...
0.9
Real Estate...
0.3

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
12.7%
NVIDIA Corp...
11.9
Microsoft Corp...
11.7
Amazon.com, Inc...
6.3
Alphabet, Inc., Class C, NVS...
4.7
Meta Platforms, Inc., Class A...
4.0
Eli Lilly & Co...
3.1
Tesla, Inc...
2.4
Visa, Inc., Class A...
1.9
Alphabet, Inc., Class A...
1.9

C000199548
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA Small-Cap ETF
Trading Symbol	ESML
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Small-Cap ETF	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the financials sector, most notably banks, which outperformed due to strong economic indicators such as solid retail sales. Improved market sentiment also lifted bank stocks. Stocks in the industrials sector helped performance due to unexpectedly strong economic data, including higher durable goods orders and manufacturing growth. Enhanced infrastructure spending and reduced supply chain issues also fueled sector growth. Within consumer discretionary, companies benefited from robust consumer spending, rising wages, and lower unemployment figures. Amid ongoing AI enthusiasm, the information technology sector also contributed positively to the Fund’s return, most notably among application software companies that have integrated AI into their product offerings.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Small Cap Extended ESG Focus Index
Mar 18	$10,000	$10,000	$10,000
Apr 18	$9,976	$9,980	$9,980
May 18	$10,530	$10,223	$10,535
Jun 18	$10,639	$10,293	$10,647
Jul 18	$10,828	$10,662	$10,837
Aug 18	$11,316	$11,015	$11,331
Sep 18	$11,099	$11,065	$11,113
Oct 18	$9,963	$10,297	$9,973
Nov 18	$10,160	$10,498	$10,173
Dec 18	$9,005	$9,552	$9,016
Jan 19	$10,071	$10,338	$10,084
Feb 19	$10,567	$10,684	$10,586
Mar 19	$10,469	$10,881	$10,484
Apr 19	$10,839	$11,318	$10,856
May 19	$10,040	$10,602	$10,050
Jun 19	$10,741	$11,347	$10,752
Jul 19	$10,888	$11,522	$10,900
Aug 19	$10,446	$11,322	$10,458
Sep 19	$10,643	$11,523	$10,660
Oct 19	$10,843	$11,774	$10,862
Nov 19	$11,246	$12,217	$11,268
Dec 19	$11,574	$12,575	$11,599
Jan 20	$11,253	$12,599	$11,275
Feb 20	$10,246	$11,572	$10,267
Mar 20	$8,012	$10,104	$8,027
Apr 20	$9,211	$11,433	$9,230
May 20	$9,790	$12,028	$9,808
Jun 20	$10,092	$12,303	$10,118
Jul 20	$10,507	$13,033	$10,536
Aug 20	$11,028	$14,011	$11,060
Sep 20	$10,720	$13,489	$10,755
Oct 20	$11,019	$13,138	$11,055
Nov 20	$12,844	$14,658	$12,889
Dec 20	$13,862	$15,262	$13,915
Jan 21	$14,443	$15,121	$14,505
Feb 21	$15,345	$15,515	$15,415
Mar 21	$15,664	$16,099	$15,735
Apr 21	$16,254	$16,975	$16,327
May 21	$16,226	$17,057	$16,303
Jun 21	$16,454	$17,532	$16,535
Jul 21	$16,136	$17,946	$16,215
Aug 21	$16,425	$18,476	$16,509
Sep 21	$15,952	$17,604	$16,038
Oct 21	$16,676	$18,832	$16,767
Nov 21	$15,981	$18,642	$16,070
Dec 21	$16,540	$19,379	$16,634
Jan 22	$15,272	$18,281	$15,357
Feb 22	$15,437	$17,746	$15,524
Mar 22	$15,638	$18,370	$15,725
Apr 22	$14,287	$16,704	$14,368
May 22	$14,272	$16,668	$14,354
Jun 22	$12,975	$15,288	$13,048
Jul 22	$14,341	$16,714	$14,421
Aug 22	$13,957	$16,059	$14,032
Sep 22	$12,696	$14,570	$12,763
Oct 22	$13,977	$15,727	$14,053
Nov 22	$14,562	$16,582	$14,645
Dec 22	$13,691	$15,607	$13,770
Jan 23	$15,107	$16,644	$15,192
Feb 23	$14,894	$16,237	$14,978
Mar 23	$14,204	$16,814	$14,284
Apr 23	$13,992	$17,027	$14,071
May 23	$13,725	$17,138	$13,802
Jun 23	$14,885	$18,281	$14,965
Jul 23	$15,652	$18,910	$15,737
Aug 23	$15,039	$18,591	$15,119
Sep 23	$14,144	$17,720	$14,220
Oct 23	$13,237	$17,312	$13,308
Nov 23	$14,437	$18,944	$14,514
Dec 23	$16,061	$19,837	$16,148
Jan 24	$15,524	$20,146	$15,608
Feb 24	$16,399	$21,227	$16,489
Mar 24	$17,043	$21,902	$17,141
Apr 24	$15,878	$20,998	$15,972
May 24	$16,576	$22,001	$16,681
Jun 24	$16,345	$22,788	$16,449
Jul 24	$17,615	$23,074	$17,733
Aug 24	$17,550	$23,630	$17,671

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
16.70%	10.94%	9.19%
Fund Market...
16.73	10.93	9.21
MSCI USA Index...
27.10	15.85	14.40
MSCI USA Small Cap Extended ESG Focus Index...
16.88	11.06	9.32

Performance Inception Date	Apr. 10, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,811,618,628
Holdings Count | Holding	909
Advisory Fees Paid, Amount	$ 2,555,261
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,811,618,628
Number of Portfolio Holdings...
909
Net Investment Advisory Fees...
$2,555,261
Portfolio Turnover Rate...
35%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.9%
Financials...
16.3
Consumer Discretionary...
14.7
Information Technology...
13.4
Health Care...
13.0
Real Estate...
5.8
Materials...
5.2
Energy...
4.6
Consumer Staples...
3.7
Utilities...
2.3
Communication Services...
2.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Casey's General Stores, Inc...
0.5%
U.S. Foods Holding Corp...
0.5
Janus Henderson Group PLC...
0.5
KBR, Inc...
0.4
Ingredion, Inc...
0.4
Rexford Industrial Realty, Inc...
0.4
Murphy USA, Inc...
0.4
Jones Lang LaSalle, Inc...
0.4
TechnipFMC PLC...
0.4
Guidewire Software, Inc...
0.4

C000240126
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA Value ETF
Trading Symbol	EVUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI USA Value ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Value ETF	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the financials sector, most notably financial services and banks, which outperformed due to strong economic indicators such as solid retail sales. Improved market sentiment and recovering risk assets also lifted bank stocks. Stocks in the industrials sector helped performance due to unexpectedly strong economic data, including higher durable goods orders and manufacturing growth. Enhanced infrastructure spending and reduced supply chain issues also fueled sector growth. The information technology sector contributed positively to the Fund’s performance, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Value Extended ESG Focus Index
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,615	$9,756	$9,612
Mar 23	$9,537	$10,102	$9,537
Apr 23	$9,645	$10,231	$9,646
May 23	$9,238	$10,297	$9,239
Jun 23	$9,783	$10,984	$9,787
Jul 23	$10,138	$11,362	$10,145
Aug 23	$9,862	$11,170	$9,869
Sep 23	$9,459	$10,646	$9,467
Oct 23	$9,175	$10,401	$9,186
Nov 23	$9,857	$11,382	$9,871
Dec 23	$10,391	$11,919	$10,407
Jan 24	$10,412	$12,104	$10,429
Feb 24	$10,773	$12,754	$10,792
Mar 24	$11,302	$13,159	$11,325
Apr 24	$10,833	$12,616	$10,857
May 24	$11,129	$13,219	$11,156
Jun 24	$11,122	$13,691	$11,151
Jul 24	$11,709	$13,863	$11,740
Aug 24	$12,043	$14,198	$12,079

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
22.12%	12.48%
Fund Market...
22.17	12.52
MSCI USA Index...
27.10	24.82
MSCI USA Value Extended ESG Focus Index...
22.39	12.69

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 5,902,496
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 8,174
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,902,496
Number of Portfolio Holdings...
237
Net Investment Advisory Fees...
$8,174
Portfolio Turnover Rate...
38%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
18.6%
Health Care...
16.1
Industrials...
13.7
Information Technology...
13.0
Consumer Staples...
10.3
Energy...
7.0
Consumer Discretionary...
5.8
Utilities...
4.4
Real Estate...
4.2
Materials...
4.0
Communication Services...
2.9

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Broadcom, Inc...
2.9%
JPMorgan Chase & Co...
2.7
UnitedHealth Group, Inc...
2.1
Coca-Cola Co. (The)...
2.0
Home Depot, Inc. (The)...
1.9
Texas Instruments, Inc...
1.6
Johnson & Johnson...
1.6
Exxon Mobil Corp...
1.6
Procter & Gamble Co. (The)...
1.5
Berkshire Hathaway, Inc., Class B...
1.2

C000211558
Shareholder Report [Line Items]
Fund Name	iShares ESG MSCI USA Leaders ETF
Trading Symbol	SUSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG MSCI USA Leaders ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Leaders ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. The financials sector, most notably financial services, outperformed due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology. The healthcare sector helped performance, driven by medical technology advancements, increased demand for diagnostic equipment, and robust growth in telehealth services.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Extended ESG Leaders Index
Apr 19	$10,000	$10,000	$10,000
May 19	$9,626	$9,571	$9,630
Jun 19	$10,252	$10,243	$10,258
Jul 19	$10,446	$10,402	$10,452
Aug 19	$10,338	$10,221	$10,346
Sep 19	$10,517	$10,403	$10,525
Oct 19	$10,712	$10,629	$10,720
Nov 19	$11,100	$11,029	$11,111
Dec 19	$11,422	$11,352	$11,434
Jan 20	$11,518	$11,374	$11,531
Feb 20	$10,645	$10,447	$10,658
Mar 20	$9,317	$9,122	$9,326
Apr 20	$10,476	$10,322	$10,487
May 20	$11,029	$10,858	$11,042
Jun 20	$11,211	$11,106	$11,226
Jul 20	$11,674	$11,765	$11,688
Aug 20	$12,555	$12,649	$12,572
Sep 20	$12,122	$12,177	$12,138
Oct 20	$11,784	$11,860	$11,802
Nov 20	$13,075	$13,232	$13,097
Dec 20	$13,564	$13,778	$13,588
Jan 21	$13,454	$13,650	$13,478
Feb 21	$13,876	$14,007	$13,902
Mar 21	$14,506	$14,534	$14,536
Apr 21	$15,261	$15,325	$15,294
May 21	$15,385	$15,398	$15,418
Jun 21	$15,790	$15,827	$15,826
Jul 21	$16,253	$16,201	$16,293
Aug 21	$16,753	$16,679	$16,795
Sep 21	$15,928	$15,892	$15,970
Oct 21	$17,420	$17,000	$17,468
Nov 21	$17,128	$16,829	$17,176
Dec 21	$17,849	$17,494	$17,900
Jan 22	$16,745	$16,504	$16,794
Feb 22	$16,186	$16,020	$16,235
Mar 22	$16,796	$16,583	$16,847
Apr 22	$15,348	$15,080	$15,395
May 22	$15,244	$15,047	$15,292
Jun 22	$14,114	$13,801	$14,160
Jul 22	$15,281	$15,089	$15,331
Aug 22	$14,526	$14,498	$14,575
Sep 22	$13,223	$13,153	$13,268
Oct 22	$14,187	$14,197	$14,237
Nov 22	$15,136	$14,970	$15,191
Dec 22	$14,230	$14,090	$14,283
Jan 23	$15,154	$15,025	$15,212
Feb 23	$14,793	$14,658	$14,851
Mar 23	$15,390	$15,179	$15,452
Apr 23	$15,543	$15,371	$15,607
May 23	$15,695	$15,471	$15,761
Jun 23	$16,736	$16,503	$16,808
Jul 23	$17,314	$17,071	$17,391
Aug 23	$17,236	$16,783	$17,313
Sep 23	$16,368	$15,996	$16,442
Oct 23	$15,957	$15,628	$16,031
Nov 23	$17,602	$17,102	$17,675
Dec 23	$18,367	$17,908	$18,444
Jan 24	$18,776	$18,187	$18,858
Feb 24	$19,824	$19,162	$19,912
Mar 24	$20,551	$19,772	$20,644
Apr 24	$19,614	$18,956	$19,705
May 24	$20,562	$19,861	$20,660
Jun 24	$21,317	$20,572	$21,420
Jul 24	$21,389	$20,830	$21,494
Aug 24	$21,815	$21,332	$21,924

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	5 Years	Since Fund Inception
Fund NAV...
26.57%	16.11%	15.79%
Fund Market...
26.49	16.12	15.79
MSCI USA Index...
27.10	15.85	15.31
MSCI USA Extended ESG Leaders Index...
26.63	16.21	15.91

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,085,399,444
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 1,095,637
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,085,399,444
Number of Portfolio Holdings...
296
Net Investment Advisory Fees...
$1,095,637
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
34.4%
Financials...
12.4
Health Care...
12.0
Consumer Discretionary...
9.7
Communication Services...
9.4
Industrials...
8.4
Consumer Staples...
5.5
Materials...
2.8
Real Estate...
2.4
Energy...
1.9
Utilities...
1.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
11.3%
NVIDIA Corp...
11.3
Alphabet, Inc., Class A...
3.7
Alphabet, Inc., Class C, NVS...
3.2
Eli Lilly & Co...
3.0
Tesla, Inc...
2.4
Visa, Inc., Class A...
1.7
Procter & Gamble Co. (The)...
1.6
Mastercard, Inc., Class A...
1.5
Johnson & Johnson...
1.5

C000232922
Shareholder Report [Line Items]
Fund Name	iShares Paris-Aligned Climate MSCI USA ETF
Trading Symbol	PABU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate MSCI USA ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  The 2015 Paris Climate Accord set emissions goals for its nearly 200 signatory countries with the goal of limiting climate change to well below two degrees Celsius, above pre-industrial levels and preferably below 1.5 degrees.

  Climate change has become an increasingly important investment topic.

What contributed to performance?

During the reporting period, U.S. large- and mid-capitalization stocks that are designed to be compatible with the objectives of the Paris Agreement advanced. The largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for artificial intelligence algorithms. The financials sector, most notably financial services, outperformed due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology.

What detracted from performance?

The consumer staples sector was a modest detractor to the Fund’s performance due to increased short selling, which was driven by concerns over declining consumer spending amid persistent inflation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Jan 22	$10,000	$10,000	$10,000
Feb 22	$9,684	$9,690	$9,685
Mar 22	$10,026	$10,030	$10,029
Apr 22	$9,014	$9,121	$9,016
May 22	$8,911	$9,101	$8,914
Jun 22	$8,257	$8,348	$8,259
Jul 22	$9,128	$9,126	$9,132
Aug 22	$8,658	$8,769	$8,662
Sep 22	$7,866	$7,956	$7,868
Oct 22	$8,363	$8,587	$8,366
Nov 22	$8,809	$9,054	$8,813
Dec 22	$8,237	$8,522	$8,242
Jan 23	$8,854	$9,088	$8,859
Feb 23	$8,668	$8,866	$8,674
Mar 23	$9,035	$9,181	$9,040
Apr 23	$9,138	$9,297	$9,144
May 23	$9,284	$9,358	$9,290
Jun 23	$9,907	$9,982	$9,914
Jul 23	$10,202	$10,325	$10,211
Aug 23	$10,055	$10,151	$10,064
Sep 23	$9,477	$9,675	$9,486
Oct 23	$9,206	$9,453	$9,216
Nov 23	$10,168	$10,344	$10,180
Dec 23	$10,692	$10,831	$10,704
Jan 24	$10,809	$11,000	$10,822
Feb 24	$11,384	$11,590	$11,398
Mar 24	$11,584	$11,959	$11,599
Apr 24	$11,007	$11,465	$11,022
May 24	$11,624	$12,013	$11,642
Jun 24	$12,108	$12,442	$12,127
Jul 24	$12,298	$12,599	$12,319
Aug 24	$12,667	$12,902	$12,690

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
25.98%	9.68%
Fund Market...
25.69	9.61
MSCI USA Index...
27.10	10.47
MSCI USA Climate Paris Aligned Benchmark Extended Select Index...
26.09	9.76

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,030,240,457
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 1,683,491
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,030,240,457
Number of Portfolio Holdings...
241
Net Investment Advisory Fees...
$1,683,491
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
36.2%
Health Care...
14.2
Financials...
13.6
Consumer Discretionary...
10.1
Communication Services...
7.4
Real Estate...
7.4
Industrials...
6.5
Utilities...
2.2
Materials...
1.5
Consumer Staples...
0.9

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
7.2%
Microsoft Corp...
6.9
NVIDIA Corp...
6.8
Amazon.com, Inc...
3.4
Alphabet, Inc., Class C, NVS...
2.4
Meta Platforms, Inc., Class A...
2.4
Eli Lilly & Co...
2.2
Tesla, Inc...
2.1
Broadcom, Inc...
1.8
Visa, Inc., Class A...
1.6

C000219749
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI USA ETF
Trading Symbol	USXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced MSCI USA ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI USA ETF	$12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. The financials sector, most notably financial services, outperformed due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology. In the industrials sector, stocks were aided by federal and corporate investments in infrastructure.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Choice ESG Screened Index
May 20	$10,000	$10,000	$10,000
Jun 20	$10,051	$9,952	$10,056
Jul 20	$10,602	$10,542	$10,611
Aug 20	$11,420	$11,334	$11,432
Sep 20	$11,012	$10,911	$11,025
Oct 20	$10,763	$10,627	$10,778
Nov 20	$11,962	$11,857	$11,980
Dec 20	$12,375	$12,346	$12,395
Jan 21	$12,256	$12,231	$12,279
Feb 21	$12,667	$12,550	$12,694
Mar 21	$13,126	$13,023	$13,153
Apr 21	$13,891	$13,731	$13,926
May 21	$13,963	$13,797	$13,996
Jun 21	$14,411	$14,182	$14,449
Jul 21	$14,757	$14,517	$14,799
Aug 21	$15,134	$14,945	$15,177
Sep 21	$14,369	$14,240	$14,410
Oct 21	$15,325	$15,233	$15,371
Nov 21	$15,177	$15,079	$15,222
Dec 21	$15,729	$15,675	$15,780
Jan 22	$14,515	$14,788	$14,562
Feb 22	$13,959	$14,355	$14,004
Mar 22	$14,300	$14,859	$14,346
Apr 22	$13,062	$13,512	$13,105
May 22	$13,007	$13,483	$13,051
Jun 22	$11,957	$12,367	$11,998
Jul 22	$13,094	$13,520	$13,140
Aug 22	$12,418	$12,990	$12,463
Sep 22	$11,274	$11,786	$11,315
Oct 22	$12,103	$12,721	$12,147
Nov 22	$13,061	$13,413	$13,112
Dec 22	$12,408	$12,625	$12,457
Jan 23	$13,275	$13,463	$13,329
Feb 23	$13,006	$13,134	$13,060
Mar 23	$13,449	$13,601	$13,506
Apr 23	$13,541	$13,773	$13,599
May 23	$13,721	$13,863	$13,780
Jun 23	$14,662	$14,787	$14,727
Jul 23	$15,110	$15,296	$15,179
Aug 23	$14,983	$15,038	$15,053
Sep 23	$14,152	$14,333	$14,227
Oct 23	$13,830	$14,004	$13,905
Nov 23	$15,393	$15,324	$15,468
Dec 23	$16,330	$16,046	$16,411
Jan 24	$16,844	$16,296	$16,929
Feb 24	$17,886	$17,170	$17,979
Mar 24	$18,598	$17,716	$18,697
Apr 24	$17,539	$16,985	$17,633
May 24	$18,563	$17,796	$18,665
Jun 24	$19,201	$18,433	$19,307
Jul 24	$19,441	$18,664	$19,551
Aug 24	$19,902	$19,114	$20,017

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
32.83%	17.76%
Fund Market...
33.05	17.79
MSCI USA Index...
27.10	16.64
MSCI USA Choice ESG Screened Index...
32.97	17.93

Performance Inception Date	Jun. 16, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,136,965,766
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 907,149
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,136,965,766
Number of Portfolio Holdings...
351
Net Investment Advisory Fees...
$907,149
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
38.7%
Financials...
18.8
Industrials...
11.1
Health Care...
9.6
Consumer Discretionary...
8.3
Real Estate...
4.7
Materials...
4.2
Communication Services...
2.5
Consumer Staples...
2.0
Utilities...
0.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
15.0%
Broadcom, Inc...
3.7
Visa, Inc., Class A...
2.2
Mastercard, Inc., Class A...
2.1
Home Depot, Inc. (The)...
1.9
Adobe, Inc...
1.3
Advanced Micro Devices, Inc...
1.2
Linde PLC...
1.2
QUALCOMM, Inc...
1.0
Texas Instruments, Inc...
1.0

C000242847
Shareholder Report [Line Items]
Fund Name	iShares Climate Conscious & Transition MSCI USA ETF
Trading Symbol	USCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
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Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Climate Conscious & Transition MSCI USA ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

  While environmental, social, and governance (“ESG”) issues continued to feature in headlines, investor interest in sustainable investing ETFs was mixed during the reporting period in the United States.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the information technology sector, particularly semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. The financials sector, most notably financial services, outperformed due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology. Additionally, communication stocks aided performance, most notably among interactive media and services companies that have incorporated AI into their platforms.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Extended Climate Action Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,384	$10,403	$10,377
Jul 23	$10,786	$10,761	$10,781
Aug 23	$10,641	$10,580	$10,650
Sep 23	$10,150	$10,083	$10,146
Oct 23	$9,880	$9,851	$9,877
Nov 23	$10,811	$10,780	$10,804
Dec 23	$11,295	$11,288	$11,289
Jan 24	$11,534	$11,464	$11,528
Feb 24	$12,212	$12,079	$12,207
Mar 24	$12,579	$12,463	$12,575
Apr 24	$12,093	$11,949	$12,089
May 24	$12,658	$12,520	$12,656
Jun 24	$13,156	$12,967	$13,155
Jul 24	$13,278	$13,130	$13,295
Aug 24	$13,602	$13,447	$13,620

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
27.83%	28.27%
Fund Market...
27.67	28.28
MSCI USA Index...
27.10	27.09
MSCI USA Extended Climate Action Index...
27.89	28.41

Performance Inception Date	Jun. 06, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,151,977,668
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 1,659,031
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,151,977,668
Number of Portfolio Holdings...
299
Net Investment Advisory Fees...
$1,659,031
Portfolio Turnover Rate...
21%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.5%
Health Care...
13.2
Financials...
13.1
Consumer Discretionary...
10.9
Communication Services...
10.9
Industrials...
7.1
Consumer Staples...
5.5
Energy...
3.8
Materials...
2.4
Utilities...
2.3
Real Estate...
2.3

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
5.8%
Apple, Inc...
5.6
Amazon.com, Inc...
4.6
Microsoft Corp...
4.6
Meta Platforms, Inc., Class A...
3.3
Alphabet, Inc., Class A...
2.3
Eli Lilly & Co...
2.2
Broadcom, Inc...
2.1
Alphabet, Inc., Class C, NVS...
2.0
JPMorgan Chase & Co...
1.9